Equity - Summary of Common and Preferred Shares and Other Equity Instruments Outstanding (Parenthetical) (Detail)
$ / shares in Units, $ / shares in Units, shares in Thousands, $ in Millions, $ in Millions
			12 Months Ended
	Oct. 01, 2020 $ / shares shares	Dec. 17, 2019 USD ($) shares	Oct. 31, 2020 CAD ($) $ / shares	Oct. 31, 2020 CAD ($) $ / shares $ / shares	Oct. 31, 2019 CAD ($) $ / shares	Oct. 31, 2020 $ / shares	Jul. 28, 2020 CAD ($) $ / shares	Oct. 31, 2018 CAD ($)
Disclosure of classes of share capital [line items]
Equity | $			$ 86,767	$ 86,767	$ 83,625			$ 79,861
Common shares [member]
Disclosure of classes of share capital [line items]
Fair value adjustments to stock options | $			$ 9		$ 29
Average cost of shares purchased for cancellation | $ / shares			$ 103.62		$ 100.41
Average book value of shares purchased for cancellation | $ / shares			12.34		$ 12.29
Series C2 non-cumulative fixed rate/floating first preferred shares [member]
Disclosure of classes of share capital [line items]
Preferred shares issued price per share | (per share)			$ 25	$ 1,000
Preferred shares issued price per depositary share | $ / shares				$ 25
Redemption price per share | $ / shares						$ 1,000.00
Equity | $			$ 23	$ 23	$ 31
Shares purchased for cancellation $ | shares		200
Percentage interest of depository shares on the actual shares		2.5
Payment for repurchase of shares | $		$ 6
Series W non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares redeemed | shares	12,000
Redemption price per share | $ / shares			$ 25	$ 25
Equity | $					300
Series AA non cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares redeemed | shares	12,000
Redemption price per share | $ / shares			25	25
Equity | $					300
Series AC non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares redeemed | shares	8,000
Redemption price per share | $ / shares			25	25
Equity | $					200
Series AE non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares redeemed | shares	10,000
Redemption price per share | $ / shares			25	25
Equity | $					250
Series AG non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares redeemed | shares	10,000
Redemption price per share | $ / shares	$ 25
Equity | $					250
Series 1 limited recourse capital notes [member]
Disclosure of classes of share capital [line items]
Redemption price per share | $ / shares			$ 1,000.00	$ 1,000.00
Equity | $							$ 1,750
Shares issued price per share | $ / shares							$ 1,000
Series BQ on cumulative reset five year rate first preference shares [member] | Consolidated limited recourse trust [member]
Disclosure of classes of share capital [line items]
Shares issued price per share | $ / shares							$ 1,000
Financial assets | $							$ 1,750
Series AF non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares redeemed | shares	8,000
Equity | $					$ 200